Accounts Receivables - Schedule of Accounts Receivables, Net (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Accounts Receivables, Net [Abstract]
Accounts receivables	$ 286,956
Allowance for credit losses	(8,056)
Total, net	$ 278,900